May 2, 2012

VIA EDGAR

Division of Investment Management
U.S. Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549

Re:	Heartland Group, Inc. (the "Registrant")

1933 Registration No. 33-11371
1940 Act File No. 811-4982

Rule 497(j) Certification for Prospectus and Statement of Additional
Information in Connection with Post-Effective Amendment No. 59 to
Registration Statement on Form N-1A

Dear Sir or Madam:

This is to certify that the definitive Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) of the Securities Act of 1933, as amended, in connection with Post-Effective Amendment No. 59 (the "Amendment") to the Registration Statement on Form N-1A of the Registrant named above would not have contained any changes as compared to the forms of the Prospectus and Statement of Additional Information included in said Amendment. Therefore, this certification is made in lieu of filing under paragraph (c) of Rule 497.

The Amendment was filed on April 30, 2012 pursuant to Rule 485(b) and automatically became effective on May 1, 2012. The definitive Prospectus and Statement of Additional Information are each dated May 1, 2012.

Quarles & Brady LLP

/s/ Matthew C. Vogel

Matthew C. Vogel

cc: Vinita Paul